                                                                 CIK: 0000911375

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                        September 8, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account C
          File No. 811-07982

Commissioners:

     Semi-annual reports dated June 30, 2010 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of Paragon Separate Account C of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

                                        Sincerely,


                                        /s/ Paula J. Minella
                                        ----------------------------------------
                                        Paula J. Minella, Esq.